EQUITY (Details Narrative) - USD ($)	3 Months Ended			6 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Sale of stock per shares	$ 0.51			$ 0.51
Shares issued for stock receivable, Amount
Common stock shares issued	37,918,618			37,918,618		12,801,332	12,301,332
Common stock per shares	$ 0.001			$ 0.001		$ 0.001	$ 0.001
Financing cost				$ 153,704
Proceeds from issuance of common stock				$ 246,143
Option [Member] | Twenty Individuals [Member]
Number of persons				20
Description of related parties				In addition, twenty individuals were sold 442,286 units, consisting of one share of common stock at $0.50 per share one warrant to purchase one share of common stock shares at $0.50 per share within three years
Common stock shares issued	442,286			442,286
Common stock per shares	$ 0.50			$ 0.50
Exercise price of warrants	$ 0.50			$ 0.50
Craig Alford [Member]
Stock issued during period				4,000,000
Harpreet Sangha [Member]
Stock issued during period				10,000,000
CFO [Member] | Three individuals [Member]
Common stock shares issued	3,250,000			3,250,000
Proceeds from issuance of common stock				$ 3,250
Subscription Agreements [Member]
Sale of stock, number issued and transaction				25,000,000
Sale of stock per shares	$ 0.001			$ 0.001
Number of persons				17
Shares issued for stock receivable, Shares				11,500,000
Shares issued for stock receivable, Amount				$ 11,500
Subscription Agreements [Member] | Person [Member]
Sale of stock per shares	$ 0.50			$ 0.50
Equity Purchase Agreement [Member]
Common stock shares issued	175,000			175,000
Common stock per shares	$ 0.75			$ 0.75
Financing cost				$ 131,250
Equity Purchase Agreement [Member] | Crown Bridge Partners [Member]
Equity purchase amount	$ 3,000,000			$ 3,000,000
Equity purchase agreement description				The Company may put to the investor shares of the Company common stock in minimums of $10,000 to maximums of either $100,000 or 200% of the average trading volume, whichever is less.